UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21940

EIP INVESTMENT TRUST

49 Riverside Avenue
Westport, CT 06880

James J. Murchie
President, Principal Executive Officer
(203) 349-8233

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    EIP GROWTH AND INCOME FUND

Signed By:
________________________
James J. Murchie
President, Principal Executive Officer

Date:	8/11/10